Segment information - Percent of revenue by geographical location (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Europe
Segment Reporting Information [Line Items]
Concentration percentage	68.00%	62.00%	60.00%
Americas
Segment Reporting Information [Line Items]
Concentration percentage	17.00%	18.00%	20.00%
Asia
Segment Reporting Information [Line Items]
Concentration percentage	8.00%	10.00%	12.00%
Others
Segment Reporting Information [Line Items]
Concentration percentage	7.00%	10.00%	8.00%